Cover	12 Months Ended
Mar. 31, 2023 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Current Fiscal Year End Date	--03-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14958
Entity Registrant Name	NATIONAL GRID PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1-3 Strand
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2N 5EH
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	3,930,371,661
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001004315
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 12 204/473 pence each
Trading Symbol	NG
Security Exchange Name	NYSE
American Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing five
Trading Symbol	NGG
Security Exchange Name	NYSE
3.90% Series Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	3.90% Series
Trading Symbol	NMK PR C
Security Exchange Name	NYSE
3.60% Series Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	3.60% Series
Trading Symbol	NMK PR B
Security Exchange Name	NYSE
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	1-3 Strand
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2N 5EH
Entity Address, Country	GB
Contact Personnel Name	Justine Campbell
Country Region	44
City Area Code	20
Local Phone Number	7004 3000
Phone Fax Number Description	011 44 20 7004 3004